Note 25 - Provisions	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of provisions [text block]
25
       Provisions

Site restoration

Site restoration relates to the estimated cost of closing down the mines and represents the site and environmental restoration costs, estimated to be paid throughout the period up until closure due to areas of environmental disturbance present at the reporting date as a result of mining activities. In the case of Blanket Mine the costs of site restoration are discounted based on the estimated life of mine. Site restoration costs at Blanket Mine are capitalised to mineral properties depreciated at initial recognition and amortised systematically over the estimated life of the mine for costs relating to the decommissioning of property, plant and equipment.

Reconciliation of site restoration provision	2018	2017
Balance at January 1	3,797	3,456
Reclassified to Liabilities associated with assets held for sale	(602)	—
Foreign exchange movement	(97)	62
Unwinding of discount	20	25
Rehabilitation performed	(54)	(22)
Change in estimate during the year
- adjusted through profit or loss	84	58
- adjustment capitalised in Property, plant and equipment	161	218
Balance at December 31	3,309	3,797

The discount rates currently applied in the calculation of the net present value of the Blanket Mine provision is
2,95%
(
2017:
0.64%
), based on a risk free rate and cash flows estimated at an average
2,13%
inflation (
2017:
0%
). The gross rehabilitation costs before discounting amounted to
$3,604
(
2017:
$3,354
) for Blanket Mine and
$602
(
2017:
$669
) for Eersteling mine. The Eersteling Mine rehabilitation provision was classified as Liabilities associated with assets held for sale (refer note
21
) as at
December 31, 2018.